Schedule of Basic and Diluted Net Loss Per Share (Details) (Parenthetical) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Net loss attributable to the Cheche’s ordinary shareholders per share
Restricted shares	81,280	253,199
Anti-dilutive effect	1,534,947	766,667